Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated subsidiaries information
Cash flows from operating activities	$ 33,160,919	$ 27,269,083	$ 33,714,496
Cash flows from investing activities	(15,919,697)	(17,004,808)	(23,898,235)
Cash flows from financing activities	(16,195,216)	(14,301,896)	(16,504,914)
Net increase (decrease) in cash and cash equivalents	1,034,490	(4,098,070)	$ (6,666,658)
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	3,959,679	3,756,935
Cash flows from investing activities	(5,824,827)	(3,301,043)
Cash flows from financing activities	2,104,416	(1,855,636)
Net increase (decrease) in cash and cash equivalents	239,268	(1,399,744)
Sky
Consolidated subsidiaries information
Cash flows from operating activities	8,645,025	8,118,541
Cash flows from investing activities	(5,547,152)	(4,006,732)
Cash flows from financing activities	(6,392,614)	(5,172,976)
Net increase (decrease) in cash and cash equivalents	$ (3,294,741)	$ (1,061,167)